Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 10,089	$ 10,087
Less: Accumulated depreciation	(3,450)	(2,466)
Total, net	6,639	7,621
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	253	253
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 9,836	$ 9,834